Inventories - Summary Of Schedule Of Inventory Current (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Inventory [Line Items]
Products	¥ 454,548	$ 64,022	¥ 554,441
Packing materials and others	17,324	2,440	50,443
Inventories	¥ 471,872	$ 66,462	¥ 604,884